Benefit Plans and Stock-Based Compensation - Summary of Stock Option Plans (Detail) - $ / shares	12 Months Ended
	Mar. 28, 2015	Mar. 29, 2014	Mar. 30, 2013	Mar. 31, 2012
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Number outstanding	441,162	664,585	624,618	496,118
Options outstanding and exercisable Weighted average exercise price	$ 1.15	$ 1.21	$ 1.18	$ 1.26
Mayors Stock Option Plan [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Number outstanding	926	3,836	9,081	217,746
Options outstanding and exercisable Weighted average remaining life (years)	5 years 1 month 6 days
Options outstanding and exercisable Weighted average exercise price	$ 1.05	$ 5.19	$ 7.18	$ 6.06
Mayors Stock Option Plan [Member] | Exercise Prices ($ 1.05) [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of exercise price, Upper limit	$ 1.05
Number outstanding	926
Options outstanding and exercisable Weighted average remaining life (years)	5 years 1 month 6 days
Options outstanding and exercisable Weighted average exercise price	$ 1.05